Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.8%
	COMMUNICATION SERVICES - 7.4%
	Cable & Satellite - 1.5%
20,000	Comcast Corporation - Class A	$ 925,200

	Entertainment Content - 2.2%
11,000	Walt Disney Company (The)	1,364,880

	Internet & Media Services - 1.9%
800	Alphabet, Inc. (a)	1,175,680

	Telecommunications - 1.8%
17,000	AT&T, Inc.	484,670
11,000	Verizon Commnunications, Inc.	654,390
		1,139,060
	Total Communication Services (Cost $2,302,193)	4,604,820

	CONSUMER DISCRETIONARY - 9.2%
	Automotive - 1.1%
22,500	General Motors Company	665,775

	Home & Office Products - 1.9%
6,500	Whirlpool Corporation	1,195,285

	Home Construction - 2.2%
29,000	MDC Holdings, Inc.	1,365,900

	Leisure Facilities & Services - 1.1%
10,000	Royal Caribbean Cruises Ltd.	647,300

	Retail - Consumer Staples - 1.5%
6,000	Target Corporation	944,520

	Retail - Discretionary - 1.4%
20,000	Foot Locker, Inc.	660,600
12,000	Kohl's Corporation	222,360
		882,960
	Total Consumer Discretionary (Cost $3,455,449)	5,701,740

	CONSUMER STAPLES - 6.2%
	Food - 1.0%
11,000	Tyson Foods, Inc. - Class A	654,280

	Retail - Consumer Staples - 3.3%
20,000	Kroger Company (The)	678,200
8,900	Walgreens Boots Alliance, Inc.	319,688
7,500	Wal-Mart, Inc.	1,049,325
		2,047,213
	Wholesale - Consumer Staples - 1.9%
25,000	Archer-Daniels-Midland Company	1,162,250
	Total Consumer Staples (Cost $2,171,272)	3,863,743
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)(Continued)

Shares		Value
	ENERGY - 2.3%
	Oil & Gas Producers- 1.4%
11,500	Exxon Mobil Corporation	$ 394,795
14,000	Total SE - ADR (b)	480,200
		874,995

	Transportation & Logistics - 0.9%
58,000	SFL Corporation Ltd.	434,420
14,000	Tsakos Energy Navigation Ltd.	110,880
		545,300
	Total Energy (Cost $2,074,232)	1,420,295

	FINANCIALS - 13.6%
	Banking - 8.4%
30,000	Bank of America Corporation	722,700
30,000	Fifth Third Bancorp	639,600
13,500	JPMorgan Chase & Company	1,299,645
60,000	Old National Bancorp	753,600
7,500	PNC Financial Services Group, Inc. (The)	824,325
26,000	Truist Financial Corporation	989,300
		5,229,170
	Institutional Financial Services - 1.5%
4,500	Goldman Sachs Group, Inc. (The)	904,365

	Insurance - 2.2%
18,000	MetLife, Inc.	669,060
11,500	Prudential Financial, Inc.	730,480
		1,399,540
	Specialty Finance - 1.5%
13,000	Capital One Financial Corporation	934,180
	Total Financials (Cost $5,918,652)	8,467,255

	HEALTH CARE - 12.8%
	Biotech & Pharma - 7.5%
6,500	Amgen, Inc.	1,652,040
2,500	Biogen, Inc. (a)	709,200
7,500	Johnson & Johnson	1,116,600
8,000	Merck & Company, Inc.	663,600
15,000	Pfizer, Inc.	550,500
		4,691,940
	Health Care Facilities & Services - 1.5%
11,200	Cardinal Health, Inc.	525,840
6,702	CVS Health Corporation	391,397
1	Encompass Health Corporation	65
		917,302

	Medical Equipment & Devices - 3.8%
8,500	Abbott Laboratories	925,055
7,000	Medtronic PLC	727,440
5,000	Zimmer Biomet Holdings, Inc.	680,700
		2,333,195
	Total Health Care (Cost $5,346,459)	7,942,437
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)(Continued)

Shares		Value
	INDUSTRIALS - 13.7%
	Commercial Support Services - 1.4%
12,000	ManpowerGroup, Inc.	$ 879,960

	Diversified Industrials - 2.1%
12,500	Eaton Corporation PLC	1,275,375

	Machinery - 4.2%
8,000	Caterpillar, Inc.	1,193,200
6,400	Deere & Company	1,418,432
		2,611,632
	Transportation & Logistics - 4.5%
16,000	Delta Air Lines, Inc.	489,280
4,500	FedEx Corporation	1,131,840
5,500	Norfolk Southern Corporation	1,176,945
		2,798,065
	Transportation Equipment - 1.5%
4,500	Cummins, Inc.	950,220
	Total Industrials (Cost $4,455,130)	8,515,252

	INFORMATION TECHNOLOGY - 23.5%
	Semiconductors - 6.2%
40,000	Cohu, Inc.	687,200
18,000	Intel Corporation	932,040
2,900	Lam Research Corporation	962,075
11,000	QUALCOMM, Inc.	1,294,480
		3,875,795
	Software - 5.4%
7,000	Microsoft Corporation	1,472,310
36,000	NortonLifeLock, Inc.	750,240
19,500	Oracle Corporation	1,164,150
		3,386,700
	Technology Hardware - 10.5%
14,000	Apple, Inc.	1,621,340
15,500	Benchmark Electronics, Inc.	312,325
18,000	Cisco Systems, Inc.	709,020
40,000	Corning, Inc.	1,296,400
10,000	Jabil, Inc.	342,600
30,000	Juniper Networks, Inc.	645,000
11,000	NetApp, Inc.	482,240
22,000	Seagate Technology PLC	1,083,940
		6,492,865
	Technology Services - 1.4%
7,100	International Business Machines Corporation	863,857
	Total Information Technology (Cost $6,908,798)	14,619,217

	MATERIALS - 5.4%
	Chemicals - 2.7%
8,000	Albemarle Corporation	714,240
9,000	Celanese Corporation - Class A	967,050
		1,681,290
	Containers & Packaging - 1.4%
20,500	International Paper Company	831,070
Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)(Continued)

Shares		Value
	MATERIALS - 5.4% (continued)
	Metals & Mining - 1.3%
13,000	Newmont Corporation	$ 824,850
	Total Materials (Cost $2,124,370)	3,337,210

	REAL ESTATE - 3.6%
	Real Estate Investment Trusts (REITS) - 3.6%
7,000	Digital Realty Trust, Inc.	1,027,320
45,000	Kimco Realty Corporation	506,700
40,000	Physicians Realty Trust	716,400
	Total Real Estate (Cost $2,111,658)	2,250,420

	UTILITIES - 0.1%
	Electric Utilities- 0.1%
950	Pinnacle West Capital Corporation	70,822
	Total Utilities (Cost $76,982)	70,822

	TOTAL COMMON STOCKS (Cost $36,945,195)	60,793,211

	SHORT-TERM INVESTMENT - 2.2%
	Money Market Fund - 2.2%
1,347,727	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 0.01% (c)	1,347,727
	TOTAL SHORT-TERM INVESTMENT (Cost $1,347,727)	1,347,727

	Total Investments (Cost $38,292,922) - 100.0%	$ 62,140,938
	Other Assets Less Liabilities - (0.0)%^	(16,234)
	NET ASSETS - 100.00%	$ 62,124,704

ADR - American Depositary Receipt
^ Represents less than 0.005%
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of September 30, 2020.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument, factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading, (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Fund’s assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$ 4,604,820	$ -	$ -	$ 4,604,820
Consumer Discretionary	5,701,740	-	-	5,701,740
Consumer Staples	3,863,743	-	-	3,863,743
Energy	1,420,295	-	-	1,420,295
Financials	8,467,255	-	-	8,467,255
Health Care	7,942,437	-	-	7,942,437
Industrials	8,515,252	-	-	8,515,252
Information Technology	14,619,217	-	-	14,619,217
Materials	3,337,210	-	-	3,337,210
Real Estate	2,250,420	-	-	2,250,420
	70,822	-	-	70,822
Total Common Stocks	60,793,211	-	-	60,793,211
Short-Term Investment	1,347,727	-	-	1,347,727
Total Investments	$ 62,140,938	$ -	$ -	$ 62,140,938

There were no Level 3 securities held in the Fund during the current period presented.
* Refer to the Schedule of Investments for industry classification.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Al Frank	$ 38,175,876	$ 26,402,451	$ (2,437,389)	$ 23,965,062